CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash	$ 532,885	$ 1,469,134
Interest receivable	0	38,978
Prepaid assets, current portion	518,407	241,601
TOTAL CURRENT ASSETS	1,051,292	1,749,713
PROPERTY AND EQUIPMENT
Furniture and fixtures	25,237	25,237
Less: accumulated depreciation	14,777	13,931
Furniture and fixtures, net	10,460	11,306
OTHER ASSETS
Investments	5,691,084	0
Intangible assets	541,875	0
Prepaid assets, net of current portion	0	158,333
Co-development options, net	1,554,166	2,554,166
Right of use asset, net of accumulated amortization	59,783	97,571
Total other assets	7,846,908	2,810,070
TOTAL ASSETS	8,908,660	4,571,089
CURRENT LIABILITIES
Accounts payable	1,269,763	1,419,699
Accrued expenses	736,884	555,950
Notes payable, current portion, in default	100,000	100,000
Convertible notes payable, net of debt discount of $435,635	1,087,873	875,000
Right of use liability, current portion	42,305	38,047
Derivative liability	1,041,484	0
Other current liabilities	235,000	0
TOTAL CURRENT LIABILITIES	4,513,309	2,988,696
LONG TERM LIABILITIES
SBA loan payable	150,000	150,000
Derivative liability warrants	359,250	557,250
Right of use liability, non-current portion	18,875	61,179
TOTAL LONG TERM LIABILITIES	528,125	768,429
TOTAL LIABILITIES	5,041,434	3,757,125
COMMITMENTS AND CONTINGENCIES (NOTE 11)
STOCKHOLDERS' EQUITY
Preferred Stock Series A, $0.0001 par value, 10,000 shares authorized, 6,520 and 0 shares issued and outstanding at December 31, 2024 and December 31, 2023, respectively	2	0
Common stock, $0.0001 par value, 150,000,000 shares authorized, 2,116,191 and 1,766,552 shares issued and outstanding at December 31, 2024, and December 31, 2023, respectively	212	179
Additional paid-in capital	102,976,748	91,670,045
Subscription receivable	(2,100,000)	(3,500,000)
Common stock subscribed	541,875	0
Accumulated deficit	(98,233,673)	(87,356,260)
TOTAL STOCKHOLDERS' EQUITY - CONTROLLING INTERESTS	3,185,164	813,964
TOTAL STOCKHOLDERS' EQUITY - NONCONTROLLING INTERESTS	682,062	0
TOTAL STOCKHOLDERS' EQUITY	3,867,226	813,964
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 8,908,660	$ 4,571,089